Asset Retirement Obligation - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Accretion expense	$ 37,000	$ 35,000
Asset retirement obligation	400,000
Discounted obligation payable period	50 years
Discount rate	6.30%
Undiscounted Cash Flow
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 1,000,000